Unaudited Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Revenues
Net licensing revenue	$ 2,885,000	$ 2,456,000	$ 5,788,000	$ 5,050,000	$ 2,616,000	$ 10,872,000	$ 7,911,000
Design and service fee income	289,000	368,000	574,000	654,000	282,000	2,271,000	818,000
Net retail sales	32,000	0	32,000	0
Total revenues	3,206,000	2,824,000	6,394,000	5,704,000	2,898,000	13,143,000	8,729,000
Cost of goods sold	13,000	0	13,000	0
Gross profit	3,193,000	2,824,000	6,381,000	5,704,000
Direct licensing costs					252,000	440,000	0
Net licensing, design and service fee revenue					2,646,000	12,703,000	8,729,000
Operating expenses
Salaries, benefits and employment taxes	1,502,000	1,307,000	3,067,000	2,533,000
Other design and marketing costs	88,000	161,000	286,000	315,000	1,027,000	5,424,000	2,786,000
Other selling, general and administrative expenses	550,000	543,000	1,154,000	1,118,000	1,423,000	7,452,000	1,384,000
Stock-based compensation	2,292,000	1,408,000	2,357,000	1,436,000
Depreciation and amortization	224,000	215,000	441,000	424,000	211,000	856,000	211,000
Total operating expenses	4,656,000	3,634,000	7,305,000	5,826,000	2,661,000	13,732,000	4,381,000
Other expenses (income)
Acquisition and due diligence costs					498,000	0	0
Gain on extinguishment of debt					0	(422,000)	0
Gain on reduction of contingent obligations					0	(6,300,000)	0
Total other expenses (income)					498,000	(6,722,000)	0
Operating income (loss)	(1,463,000)	(810,000)	(924,000)	(122,000)	(513,000)	5,693,000	4,348,000
Interest and finance expense
Interest expense - term loan	273,000	286,000	549,000	572,000	296,000	1,148,000	0
Other interest and finance charges	247,000	259,000	489,000	516,000	250,000	1,027,000	0
Total interest and finance expense	520,000	545,000	1,038,000	1,088,000	546,000	2,175,000	0
Income (loss) before income taxes	(1,983,000)	(1,355,000)	(1,962,000)	(1,210,000)	(1,059,000)	3,518,000	4,348,000
Provision (benefit) for income taxes	(787,000)	(1,000)	(779,000)	(18,000)	(190,000)	(766,000)	175,000
Net income (loss)	$ (1,196,000)	$ (1,354,000)	$ (1,183,000)	$ (1,192,000)	$ (869,000)	$ 4,284,000	$ 4,173,000
Income (loss) per share:
Basic (in dollars per share)					$ (0.15)	$ 0.62
Diluted (in dollars per share)						$ 0.57
Basic and diluted (in dollars per share)	$ (0.13)	$ (0.19)	$ (0.14)	$ (0.19)
Weighted average number of common shares outstanding:
Basic (in shares)					5,770,266	6,936,452
Diluted (in shares)						7,577,561
Basic and diluted (in shares)	9,138,085	6,981,216	8,243,999	6,395,698